Equity - Additional information (Details) $ / shares in Units, $ in Thousands				1 Months Ended		12 Months Ended
	Nov. 30, 2019 shares	Aug. 31, 2018 BRL (R$) shares	Aug. 09, 2018 shares	Dec. 31, 2020 BRL (R$) shares	Dec. 31, 2019 BRL (R$) shares	Dec. 31, 2020 BRL (R$) shares	Dec. 31, 2019 BRL (R$) unit shares	Dec. 31, 2018 BRL (R$) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2017 shares
Disclosure of classes of share capital [line items]
Authorized share capital | $									$ 35
Number of shares authorised				3,500,000,000		3,500,000,000			3,500,000,000
Par value per share | $ / shares									$ 0.00001
Authorized shares but unissued				500,000,000		500,000,000			500,000,000
Issued capital				R$ 23,000	R$ 23,000	R$ 23,000	R$ 23,000		$ 23
Number of shares outstanding				559,058,965	551,800,326	559,058,965	551,800,326	509,247,134	559,058,965	484,918,517
Number of votes per share | unit							10
Capital contributions | R$								R$ 673,294,000
Reverse share split ratio	4:1
Issued capital before share split	2,036,988,542
Issued capital after share split	509,247,134
Initial public offering							42,553,192
Number of shares reserved for issue under options and contracts for sale of shares				13,899,648	4,112,046	13,899,648	4,112,046		13,899,648
Class A Common Shares
Disclosure of classes of share capital [line items]
Number of shares issued				2,000,000,000	257,456,251,558	2,000,000,000	257,456,251,558		2,000,000,000
Number of shares outstanding				377,764,985		377,764,985			377,764,985
Number of shares issued during the period				83,387,238		83,387,238			83,387,238
Issue of equity | R$						R$ 2,000
Authorized conversion of shares approved			83,468,792
Authorized conversion of shares post reverse stock split			20,867,198
Initial public offering				7,258,639	42,553,192
Class B Common Shares
Disclosure of classes of share capital [line items]
Number of shares issued				1,000,000,000	251,790,558	1,000,000,000	251,790,558		1,000,000,000
Number of shares outstanding				181,293,980	197,618,980	181,293,980	197,618,980	254,114,319	181,293,980	208,918,504
Number of shares issued during the period		97,314,470
Authorized conversion of shares approved	30,807,911
Capital contributions | R$		R$ 673,294
Initial public offering							0
Preference Shares
Disclosure of classes of share capital [line items]
Number of shares issued during the period		24,328,617
RSUs
Disclosure of classes of share capital [line items]
Number of shares reserved for issue under options and contracts for sale of shares				11,079,736	1,921,669	11,079,736	1,921,669		11,079,736
PSUs
Disclosure of classes of share capital [line items]
Number of shares reserved for issue under options and contracts for sale of shares				2,819,912	2,190,377	2,819,912	2,190,377		2,819,912